Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Central Index Key	0000875610
Document Effective Date	Mar. 29, 2019
Document Creation Date	Mar. 28, 2019
Delaware Emerging Markets Fund | Class A
Document and Entity Information:
Trading Symbol	DEMAX
Delaware Emerging Markets Fund | Class C
Document and Entity Information:
Trading Symbol	DEMCX
Delaware Emerging Markets Fund | Class R
Document and Entity Information:
Trading Symbol	DEMRX
Delaware Emerging Markets Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEMIX
Delaware Emerging Markets Fund | Class R6
Document and Entity Information:
Trading Symbol	DEMZX
Delaware Global Value Fund | Class A
Document and Entity Information:
Trading Symbol	DABAX
Delaware Global Value Fund | Class C
Document and Entity Information:
Trading Symbol	DABCX
Delaware Global Value Fund | Class R
Document and Entity Information:
Trading Symbol	n/a
Delaware Global Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DABIX
Delaware International Value Equity Fund | Class A
Document and Entity Information:
Trading Symbol	DEGIX
Delaware International Value Equity Fund | Class C
Document and Entity Information:
Trading Symbol	DEGCX
Delaware International Value Equity Fund | Class R
Document and Entity Information:
Trading Symbol	DIVRX
Delaware International Value Equity Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEQIX
Delaware International Value Equity Fund | Class R6
Document and Entity Information:
Trading Symbol	DEQRX
Delaware International Small Cap Fund | Class A
Document and Entity Information:
Trading Symbol	DGGAX
Delaware International Small Cap Fund | Class C
Document and Entity Information:
Trading Symbol	DGGCX
Delaware International Small Cap Fund | Class R
Document and Entity Information:
Trading Symbol	DGGRX
Delaware International Small Cap Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DGGIX
Delaware International Small Cap Fund | Class R6
Document and Entity Information:
Trading Symbol	DGRRX